INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

7.            INVENTORIES

	December 31,	December 31,
	2018	2017

Finished metal	$12,745	$15,309
Materials and supplies	11,548	8,201
In-circuit	458	2,163
	$24,751	$25,673

As at December 31, 2018,  $3,138 (2017 – $3,344) of depreciation and depletion and $199 (2017 – $371) of site share-based compensation was included in inventory.